SUMMARY OF OBSERVABLE INPUTS USED IN THE VALUATION OF THE CONVERTIBLE COMPONENT LIABILITY (Details) - Convertible Bridge Loan [Member]	Dec. 31, 2021	Dec. 31, 2020
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	0.058	0.075
Measurement Input, Share Price [Member] | Closing Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	0.058
Measurement Input, Share Price [Member] | Closing Date [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input		0.051
Measurement Input, Share Price [Member] | Closing Date [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input		0.125
Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	142.02	128.3
Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	169.8	131.5
Measurement Input, Price Volatility [Member] | Closing Date [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	142.02	95.92
Measurement Input, Price Volatility [Member] | Closing Date [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	169.8	127.53
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	0.19	0.08
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	0.38	0.14
Measurement Input, Risk Free Interest Rate [Member] | Closing Date [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	0.19	0.10
Measurement Input, Risk Free Interest Rate [Member] | Closing Date [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible component liability for measurment input	0.38	0.18